Subsequent Events	12 Months Ended
Dec. 31, 2011
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
SUBSEQUENT EVENTS [Text Block]
NOTE 26: SUBSEQUENT EVENTS

     On March 20, 2012, Marfin Popular Bank Co.Ltd. and Nauticler S.A finalized the documentation of  the $40,000 revolving credit facility for working and investment capital purposes. The loan bears interest at a rate based on a margin of 300 basis points. This loan is initially repayable 12 months after drawdown with extension options available.